NOTES PAYABLE - 2020 and 2021 Credit Agreements (Details) - Line of Credit - USD ($) $ in Millions	1 Months Ended
	Apr. 30, 2021	Jan. 31, 2021	May 31, 2020	Dec. 31, 2021	Dec. 31, 2020
2020 Credit Agreement
Debt Instrument [Line Items]
Proceeds from credit agreement			$ 25.0
Fixed interest rate, annual			12.00%
Fixed interest rate, paid in cash			8.00%
Fixed interest rate, added back to principal			4.00%
Outstanding balance					$ 25.6
Prepayment penalties	$ 1.4
2021 Credit Agreement
Debt Instrument [Line Items]
Proceeds from credit agreement		$ 1.8
Fixed interest rate, annual		5.45%
Outstanding balance				$ 1.9
Total capacity		$ 2.7